DISCONTINUED OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2012 item	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating results from discontinued operations
Income (loss) before income taxes		$ 7,355	$ (487)	$ (125,944)
Income tax provision (benefit)		(81)	(5)	3,825
Income (loss) from discontinued operations		7,436	(482)	(129,769)
Assets and liabilities from discontinued operations
Other current assets		7,619	7,529
Current liabilities		5,129	4,979
Noncurrent liabilities		2,490	2,550
Venezuelan subsidiary
Discontinued Operations, Additional Disclosures
Number of rigs owned subject to forceful acquisition	11
Operating results from discontinued operations
Revenue				13,534
Income (loss) before income taxes		7,355	(487)	(125,944)
Income tax provision (benefit)		(81)	(5)	3,825
Income (loss) from discontinued operations		7,436	(482)	(129,769)
Assets and liabilities from discontinued operations
Other current assets		7,619	7,529
Total assets		7,619	7,529
Current liabilities		5,129	4,979
Noncurrent liabilities		2,490	2,550
Total liabilities		$ 7,619	$ 7,529